UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-04700
                                                     ---------

                          The Gabelli Equity Trust Inc.
              ---------------------------------------------------
               (Exact name of registrant as specified in charter)

                              One Corporate Center
                            Rye, New York 10580-1422
              ---------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                 Bruce N. Alpert
                               Gabelli Funds, LLC
                              One Corporate Center
                            Rye, New York 10580-1422
              ---------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: 1-800-422-3554
                                                           --------------

                      Date of fiscal year end: December 31
                                               -----------

                  Date of reporting period: September 30, 2006
                                            ------------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investments is attached herewith.


                 THE GABELLI EQUITY TRUST INC.
                    SCHEDULE OF INVESTMENTS
                SEPTEMBER 30, 2006 (UNAUDITED)


                                                  MARKET
      SHARES                                      VALUE*
      ------                                      ------

               COMMON STOCKS -- 91.2%
               FINANCIAL SERVICES -- 9.3%
       7,000   Allianz AG .................. $    1,211,448
     575,000   American Express Co. ........     32,246,000
      10,000   American International
                 Group Inc.                         662,600
     100,000   Ameriprise Financial Inc. ...      4,690,000
      30,000   Argonaut Group Inc.+ ........        930,900
      95,000   Aviva plc ...................      1,392,743
      90,000   Banco Santander Central
                 Hispano SA, ADR                  1,421,100
     100,000   Bank of Ireland .............      1,955,339
      55,000   Barclays plc ................        694,078
         260   Berkshire Hathaway Inc.,
                 Cl. A+ ....................     24,908,000
       7,500   Calamos Asset Management
                 Inc., Cl. A ...............        219,900
      30,000   Capitalia SpA ...............        248,412
     250,000   Citigroup Inc. ..............     12,417,500
     185,000   Commerzbank AG, ADR .........      6,261,806
     150,000   Deutsche Bank AG ............     18,105,000
      20,000   H&R Block Inc. ..............        434,800
      65,000   Irish Life & Permanent plc ..      1,628,688
     184,000   Janus Capital Group Inc. ....      3,628,480
      55,000   JPMorgan Chase & Co. ........      2,582,800
     275,000   Landesbank Berlin Holding AG+      2,074,853
       2,000   Legg Mason Inc. .............        201,720
     135,000   Leucadia National Corp. .....      3,532,950
      45,000   Mediobanca SpA ..............        981,474
     100,000   Mellon Financial Corp. ......      3,910,000
      65,000   Moody's Corp. ...............      4,249,700
     108,750   Nikko Cordial Corp. .........      1,261,270
       2,500   Prudential Financial Inc. ...        190,625
      50,000   Standard Chartered plc ......      1,280,683
      80,000   State Street Corp. ..........      4,992,000
      20,000   SunTrust Banks Inc. .........      1,545,600
     150,000   T. Rowe Price Group Inc. ....      7,177,500
       5,000   The Allstate Corp. ..........        313,650
      80,000   The Bank of New York Co. Inc.      2,820,800
      45,000   The Charles Schwab Corp......        805,500
      18,000   The Dun & Bradstreet Corp.+        1,349,820
     189,000   The Midland Co. .............      8,187,480
     140,000   The Phoenix Companies Inc. ..      1,960,000
      80,000   The Shizuoka Bank Ltd .......        869,587
       3,000   The St. Paul Travelers
                 Companies Inc. ............        140,670
      40,000   UBS AG ......................      2,392,739
     120,000   UniCredito Italiano SpA .....        995,930
     100,000   Waddell & Reed Financial
                 Inc., Cl. A ...............      2,475,000
      53,000   Westpac Banking Corp. .......        897,067
                                             --------------
                                                170,246,212
                                             --------------
               FOOD AND BEVERAGE -- 8.7%
      85,000   Ajinomoto Co. Inc. ..........        915,302
      40,000   Anheuser-Busch Companies Inc.      1,900,400

                                                  MARKET
      SHARES                                      VALUE*
      ------                                      ------

      36,000   ARIAKE JAPAN Co. Ltd. ....... $      725,333
     110,000   Cadbury Schweppes plc .......      1,170,870
      60,000   Cadbury Schweppes plc, ADR ..      2,566,200
      80,000   Campbell Soup Co. ...........      2,920,000
      20,000   Coca-Cola Enterprises Inc. ..        416,600
      40,000   Coca-Cola Hellenic Bottling
                 Co. SA ....................      1,378,628
      93,000   Corn Products International
                 Inc. ......................      3,026,220
      60,000   Del Monte Foods Co. .........        627,000
      10,108   Denny's Corp.+ ..............         34,468
      80,000   Diageo plc ..................      1,413,245
     224,000   Diageo plc, ADR .............     15,912,960
      75,000   Flowers Foods Inc. ..........      2,016,000
      36,000   Fomento Economico Mexicano
                 SA de CV, ADR .............      3,489,840
     180,000   General Mills Inc. ..........     10,188,000
      50,000   Gold Kist Inc.+ .............      1,042,000
     200,000   Groupe Danone ...............     28,074,714
   1,000,000   Grupo Bimbo SA de CV, Cl. A..      3,511,006
     110,000   H.J. Heinz Co. ..............      4,612,300
      20,000   Hain Celestial Group Inc.+...        511,200
       5,000   Heineken NV..................        228,694
     130,000   Kellogg Co. .................      6,437,600
      75,000   Kerry Group plc, Cl. A ......      1,773,199
      12,100   LVMH Moet Hennessy Louis
                 Vuitton SA ................      1,246,655
       2,500   Nestle SA ...................        871,686
     465,000   PepsiAmericas Inc. ..........      9,923,100
     355,000   PepsiCo Inc. ................     23,167,300
       6,750   Pernod-Ricard SA ............      1,404,592
      68,200   Ralcorp Holdings Inc.+ ......      3,289,286
     100,000   Sara Lee Corp. ..............      1,607,000
     190,000   The Coca-Cola Co. ...........      8,489,200
      45,000   The Hershey Co. .............      2,405,250
       2,000   The J.M. Smucker Co. ........         95,900
     115,360   Tootsie Roll Industries Inc.       3,381,202
     170,000   Wm. Wrigley Jr. Co. .........      7,830,200
      42,500   Wm. Wrigley Jr. Co., Cl. B ..      1,955,000
                                             --------------
                                                160,558,150
                                             --------------
               ENERGY AND UTILITIES -- 7.6%
      10,000   AGL Resources Inc. ..........        365,000
     120,000   Allegheny Energy Inc.+ ......      4,820,400
      70,000   Apache Corp. ................      4,424,000
      10,000   Aquila Inc.+ ................         43,300
     247,000   BP plc, ADR .................     16,198,260
     115,000   CH Energy Group Inc. ........      5,919,050
      80,000   CMS Energy Corp.+ ...........      1,155,200
     322,739   ConocoPhillips ..............     19,212,653
       8,000   Constellation Energy Group ..        473,600
      60,000   DPL Inc. ....................      1,627,200
      14,000   DTE Energy Co. ..............        581,140
     280,000   Duke Energy Corp. ...........      8,456,000
     100,000   Duquesne Light Holdings Inc.       1,966,000

                 THE GABELLI EQUITY TRUST INC.
              SCHEDULE OF INVESTMENTS (CONTINUED)
                SEPTEMBER 30, 2006 (UNAUDITED)

                                                  MARKET
      SHARES                                      VALUE*
      ------                                      ------

               COMMON STOCKS (CONTINUED)
               ENERGY AND UTILITIES (CONTINUED)
     270,000   El Paso Corp. ............... $    3,682,800
     340,000   El Paso Electric Co.+ .......      7,595,600
      50,000   Energy East Corp. ...........      1,186,000
      80,000   Eni SpA .....................      2,370,753
      80,000   Exxon Mobil Corp. ...........      5,368,000
      20,000   FPL Group Inc. ..............        900,000
      10,000   Giant Industries Inc.+ ......        812,000
     160,000   Halliburton Co. .............      4,552,000
      27,000   Imperial Oil Ltd. ...........        905,113
     150,000   Kinder Morgan Inc. ..........     15,727,500
      10,000   Marathon Oil Corp. ..........        769,000
      10,000   Mirant Corp.+ ...............        273,100
       3,000   Niko Resources Ltd ..........        178,483
      10,000   NiSource Inc. ...............        217,400
     300,000   Northeast Utilities .........      6,981,000
      20,000   Oceaneering International
                 Inc.+ .....................        616,000
       2,000   PetroChina Co. Ltd., ADR ....        215,300
      16,000   Petroleo Brasileiro SA, ADR        1,341,280
     100,000   Progress Energy Inc., CVO+ ..         33,000
      60,000   Saipem SpA ..................      1,304,067
      13,000   Sasol Ltd. ..................        427,283
      60,000   SJW Corp. ...................      1,794,600
      20,000   Southwest Gas Corp. .........        666,400
      70,000   The AES Corp.+ ..............      1,427,300
      32,628   Total SA ....................      2,141,108
      12,000   Transocean Inc.+ ............        878,760
      84,000   TXU Corp. ...................      5,251,680
     290,000   Westar Energy Inc. ..........      6,817,900
                                             --------------
                                                139,675,230
                                             --------------
               TELECOMMUNICATIONS -- 6.7%
       5,000   ALLTEL Corp. ................        277,500
     450,000   AT&T Inc. ...................     14,652,000
     220,000   BCE Inc. ....................      5,959,800
      30,000   Brasil Telecom Participacoes
                 SA, ADR ...................        901,800
   1,700,000   BT Group plc.................      8,530,399
   4,440,836   Cable & Wireless Jamaica
                 Ltd.+ .....................         50,499
     820,000   Cincinnati Bell Inc.+........      3,952,400
      60,000   Citizens Communications Co.          842,400
     170,000   Commonwealth Telephone
                 Enterprises Inc. ..........      7,009,100
     110,000   Compania de Telecomunicaciones
                 de Chile SA, ADR ..........        777,700
     170,000   Deutsche Telekom AG, ADR ....      2,697,900
      26,619   Embarq Corp. ................      1,287,561
      15,000   Embratel Participacoes SA,
                 ADR .......................        237,600
       5,000   France Telecom SA, ADR ......        116,550
     100,000   KPN NV ......................      1,275,662
     800,000   Qwest Communications
                 International Inc.+ .......      6,976,000

                                                  MARKET
      SHARES                                      VALUE*
      ------                                      ------

     550,000   Sprint Nextel Corp. ......... $    9,432,500
     186,554   Tele Norte Leste
                 Participacoes SA, ADR .....      2,557,656
      48,000   Telecom Argentina SA,
                 Cl. B, ADR+ ...............        660,000
   1,488,075   Telecom Italia SpA ..........      4,226,789
     248,000   Telefonica SA, ADR ..........     12,848,880
      62,000   Telefonos de Mexico
                 SA de CV, Cl. L, ADR ......      1,585,960
     310,000   Telephone & Data Systems Inc.     13,051,000
     370,000   Telephone & Data Systems Inc.,
                 Special ...................     15,114,500
      25,000   TELUS Corp., ADR ............      1,409,492
     190,000   Verizon Communications Inc.        7,054,700
       5,169   Windstream Corp. ............         68,179
                                             --------------
                                                123,554,527
                                             --------------
               DIVERSIFIED INDUSTRIAL -- 5.8%
     145,000   Acuity Brands Inc. ..........      6,583,000
      55,000   Amano Corp. .................        704,931
     195,000   Ampco-Pittsburgh Corp. ......      6,031,350
      26,000   Bayer AG ....................      1,325,370
      25,000   Bouygues SA..................      1,337,163
     185,000   Cooper Industries Ltd., Cl. A     15,765,700
     260,000   Crane Co. ...................     10,868,000
      77,500   CRH plc .....................      2,617,041
     228,000   Greif Inc., Cl. A ...........     18,265,080
       5,000   Greif Inc., Cl. B ...........        368,700
     455,500   Honeywell International Inc..     18,629,950
     260,000   ITT Corp. ...................     13,330,200
     101,000   Park-Ohio Holdings Corp.+ ...      1,392,790
       4,000   Sulzer AG ...................      3,187,653
      30,000   Technip SA ..................      1,705,025
      74,000   The Lamson & Sessions Co.+ ..      1,762,680
      75,000   Trinity Industries Inc. .....      2,412,750
                                             --------------
                                                106,287,383
                                             --------------
               CONSUMER PRODUCTS -- 4.7%
      24,000   Altadis SA ..................      1,139,423
      90,000   Avon Products Inc. ..........      2,759,400
      43,000   Christian Dior SA ...........      4,476,611
      15,000   Church & Dwight Co. Inc. ....        586,650
      33,000   Clorox Co. ..................      2,079,000
      10,000   Colgate-Palmolive Co. .......        621,000
      69,000   Compagnie Financiere
                 Richemont AG, Cl. A .......      3,321,844
     115,000   Energizer Holdings Inc.+ ....      8,278,850
      50,000   Fortune Brands Inc. .........      3,755,500
      60,000   Gallaher Group plc ..........        981,857
     232,000   Gallaher Group plc, ADR .....     15,165,840
       2,000   Givaudan SA .................      1,601,024
      25,000   Hanesbrands Inc.+ ...........        562,750
      36,000   Harley-Davidson Inc. ........      2,259,000

                 THE GABELLI EQUITY TRUST INC.
              SCHEDULE OF INVESTMENTS (CONTINUED)
                SEPTEMBER 30, 2006 (UNAUDITED)

                                                  MARKET
      SHARES                                      VALUE*
      ------                                      ------

               COMMON STOCKS (CONTINUED)
               CONSUMER PRODUCTS (CONTINUED)
      40,000   Lenox Group Inc.+ ........... $      242,000
      15,000   Matsushita Electric Industrial
                 Co. Ltd., ADR .............        316,950
      15,000   Mattel Inc. .................        295,500
      25,000   National Presto Industries
                 Inc. ......................      1,381,750
     300,000   Procter & Gamble Co. ........     18,594,000
      60,000   Reckitt Benckiser plc .......      2,487,222
       7,500   Swatch Group AG .............      1,449,078
     890,000   Swedish Match AB ............     14,482,850
                                             --------------
                                                 86,838,099
                                             --------------
               ENTERTAINMENT -- 4.6%
      32,000   Canal+ Groupe ...............        323,810
       2,002   Chestnut Hill Ventures+ (a)..         42,991
     220,000   Discovery Holding Co., Cl. A+      3,181,200
       3,000   DreamWorks Animation SKG
                 Inc., Cl. A+ ..............         74,730
     110,000   EMI Group plc ...............        547,848
      79,500   EMI Group plc, ADR...........        790,023
     630,000   Gemstar-TV Guide
                 International Inc.+ .......      2,091,600
     675,000   Grupo Televisa SA, ADR.......     14,350,500
         125   Live Nation Inc.+............          2,552
      17,500   Oriental Land Co. Ltd.  .....        982,222
     160,000   Publishing & Broadcasting
                 Ltd. ......................      2,222,786
   1,629,500   Rank Group plc...............      7,162,186
      12,000   Regal Entertainment Group,
                 Cl. A .....................        237,840
      75,000   Six Flags Inc.+ .............        392,250
     260,000   The Walt Disney Co. .........      8,036,600
     810,000   Time Warner Inc. ............     14,766,300
      19,750   Triple Crown Media Inc.+ ....        143,780
     460,000   Viacom Inc., Cl. A+ .........     17,158,000
     353,900   Vivendi .....................     12,758,369
                                             --------------
                                                 85,265,587
                                             --------------
               PUBLISHING -- 4.4%
      50,000   Dow Jones & Co. Inc. ........      1,677,000
     348,266   Independent News & Media plc.      1,051,056
      14,212   McClatchy Co., Cl. A.........        599,604
     320,000   Media General Inc., Cl. A....     12,070,400
     122,000   Meredith Corp................      6,018,260
      21,000   Metro International SA, SDR,
                 Cl. A+ ....................         23,928
      42,000   Metro International SA, SDR,
                 Cl. B+ ....................         51,009
      80,000   New York Times Co., Cl. A ...      1,838,400
   1,744,800   News Corp., Cl. A ...........     34,285,320
      20,000   News Corp., Cl. B ...........        412,800
     200,000   Penton Media Inc.+ ..........        112,000
     382,000   PRIMEDIA Inc.+ ..............        580,640
     261,319   SCMP Group Ltd. .............         92,578
      66,585   Seat Pagine Gialle SpA ......         33,309
     150,000   The E.W. Scripps Co., Cl. A..      7,189,500

                                                  MARKET
      SHARES                                      VALUE*
      ------                                      ------

     200,000   The McGraw-Hill Companies
                 Inc. ...................... $   11,606,000
     175,000   The Reader's Digest
                  Association Inc. .........      2,268,000
      45,000   Tribune Co...................      1,472,400
                                             --------------
                                                 81,382,204
                                             --------------
               CABLE AND SATELLITE -- 4.4%
   1,590,000   Cablevision Systems Corp.,
                 Cl. A+ ....................     36,108,900
     160,000   Comcast Corp., Cl. A+........      5,896,000
      85,000   Comcast Corp., Cl. A, Special+     3,128,850
      55,000   EchoStar Communications Corp.,
                 Cl. A+ ....................      1,800,700
     156,770   Liberty Global Inc., Cl. A+..      4,035,260
     139,001   Liberty Global Inc., Cl. C+..      3,483,365
     365,345   Rogers Communications Inc.,
                 Cl. B, New York ...........     20,046,480
       9,655   Rogers Communications Inc.,
                 Cl. B, Toronto ............        528,639
      80,000   Shaw Communications Inc.,
                 Cl. B, New York ...........      2,401,600
      20,000   Shaw Communications Inc.,
                 Cl. B, Toronto ............        598,881
     153,444   The DIRECTV Group Inc.+......      3,019,778
                                             --------------
                                                 81,048,453
                                             --------------
               HEALTH CARE -- 3.7%
      10,000   Abbott Laboratories .........        485,600
       7,023   Allergan Inc. ...............        790,860
      52,000   Amgen Inc.+ .................      3,719,560
      19,146   AstraZeneca plc .............      1,192,682
      27,000   Biogen Idec Inc.+. ...........     1,206,360
     135,000   Bristol-Myers Squibb Co. ....      3,364,200
       7,000   Cochlear Ltd. ...............        276,507
      65,036   GlaxoSmithKline plc .........      1,731,566
       4,000   GlaxoSmithKline plc, ADR ....        212,920
      30,000   Henry Schein Inc.+ ..........      1,504,200
      38,300   Hisamitsu Pharmaceutical
                 Co. Inc. ..................      1,060,241
      25,000   Hospira Inc.+ ...............        956,750
      40,000   Invitrogen Corp.+ ...........      2,536,400
      15,000   Johnson & Johnson ...........        974,100
     100,000   Merck & Co. Inc. ............      4,190,000
       2,000   Nobel Biocare Holding AG ....        492,223
      39,000   Novartis AG. ................      2,276,780
     105,000   Novartis AG, ADR ............      6,136,200
     400,000   Pfizer Inc. .................     11,344,000
      16,400   Roche Holding AG ............      2,835,523
      15,108   Sanofi-Aventis ..............      1,344,875
     100,000   Schering-Plough Corp. .......      2,209,000
      80,000   Smith & Nephew plc ..........        735,831
       5,250   Straumann Holding AG ........      1,130,443
      10,000   Synthes Inc. ................      1,111,600
      23,000   Takeda Pharmaceutical Co.
                 Ltd. ......................      1,435,005
      20,000   UnitedHealth Group Inc. .....        984,000

                 THE GABELLI EQUITY TRUST INC.
              SCHEDULE OF INVESTMENTS (CONTINUED)
                SEPTEMBER 30, 2006 (UNAUDITED)

                                                  MARKET
      SHARES                                      VALUE*
      ------                                      ------

               COMMON STOCKS (CONTINUED)
               HEALTH CARE (CONTINUED)
      82,000   William Demant Holding A/S+.. $    6,296,589
     100,000   Wyeth .......................      5,084,000
       3,500   Zimmer Holdings Inc.+ .......        236,250
                                             --------------
                                                 67,854,265
                                             --------------
               EQUIPMENT AND SUPPLIES -- 2.9%
     185,000   AMETEK Inc. .................      8,056,750
       2,000   Amphenol Corp., Cl. A .......        123,860
      42,000   Assa Abloy AB, Cl. B ........        780,893
      94,000   CIRCOR International Inc. ...      2,871,700
     200,000   Donaldson Co. Inc. ..........      7,380,000
      70,000   Fedders Corp.+ ..............         87,500
     110,000   Flowserve Corp.+ ............      5,564,900
      24,000   Franklin Electric Co. Inc. ..      1,275,360
     100,000   Gerber Scientific Inc.+ .....      1,498,000
      75,000   GrafTech International Ltd.+         438,000
     210,000   IDEX Corp. ..................      9,040,500
      40,000   Ingersoll-Rand Co. Ltd.,
                 Cl. A .....................      1,519,200
     105,000   Lufkin Industries Inc. ......      5,556,600
      11,000   Mueller Industries Inc. .....        386,870
       1,000   Sealed Air Corp. ............         54,120
       2,000   The Manitowoc Co. Inc. ......         89,580
     100,000   The Weir Group plc ..........        900,129
     230,000   Watts Water Technologies Inc.,
                 Cl. A .....................      7,304,800
                                             --------------
                                                 52,928,762
                                             --------------
               AUTOMOTIVE: PARTS AND ACCESSORIES -- 2.5%
      48,000   BorgWarner Inc. .............      2,744,160
     197,300   CLARCOR Inc. ................      6,015,677
     430,000   Dana Corp. ..................        447,200
      80,500   Earl Scheib Inc.+ ...........        289,800
     350,000   Genuine Parts Co. ...........     15,095,500
     112,000   Johnson Controls Inc. .......      8,034,880
     116,000   Midas Inc.+ .................      2,398,880
     317,500   Modine Manufacturing Co. ....      7,724,775
     180,000   Proliance International Inc.+        822,600
     160,000   Standard Motor Products Inc.       1,918,400
      35,000   Superior Industries
                 International Inc. ........        587,650
                                             --------------
                                                 46,079,522
                                             --------------
               HOTELS AND GAMING -- 2.4%
      38,000   Aztar Corp.+ ................      2,014,380
     190,000   Gaylord Entertainment Co.+ ..      8,331,500
      28,000   Greek Organization of
                 Football Prognostics SA ...        940,896
       6,000   Harrah's Entertainment Inc...        398,580
     550,000   Hilton Hotels Corp. .........     15,317,500
   1,344,116   Ladbrokes plc ...............      9,789,759
       6,000   Las Vegas Sands Corp.+ ......        410,100

                                                  MARKET
      SHARES                                      VALUE*
      ------                                      ------

     118,000   MGM Mirage+ ................. $    4,659,820
      38,000   Starwood Hotels & Resorts
                 Worldwide Inc. ............      2,173,220
      16,000   Wyndham Worldwide Corp.+ ....        447,520
                                             --------------
                                                 44,483,275
                                             --------------
               AVIATION: PARTS AND SERVICES -- 2.3%
     396,000   Curtiss-Wright Corp. ........     12,018,600
     200,000   GenCorp Inc.+ ...............      2,568,000
     180,000   Precision Castparts Corp. ...     11,368,800
      88,230   Sequa Corp., Cl. A+ .........      8,281,268
      74,600   Sequa Corp., Cl. B+ .........      7,028,812
     200,100   The Fairchild Corp., Cl. A+          520,260
                                               ------------
                                                 41,785,740
                                               ------------
               SPECIALTY CHEMICALS -- 2.1%
         815   Arkema+ .....................         38,455
     300,000   Ashland Inc. ................     19,134,000
       5,400   Ciba Specialty Chemicals AG,
                 ADR .......................        163,134
      20,000   E.I. du Pont de Nemours and
                 Co. .......................        856,800
     325,000   Ferro Corp. .................      5,778,500
       1,000   FMC Corp. ...................         64,070
      50,000   H.B. Fuller Co. .............      1,172,000
     190,000   Hercules Inc.+ ..............      2,996,300
     232,300   Omnova Solutions Inc.+ ......        971,014
     300,000   Sensient Technologies Corp.        5,871,000
      10,000   Syngenta AG, ADR ............        301,800
     165,000   Tokai Carbon Co. Ltd. .......      1,050,413
       4,032   Tronox Inc., Cl. B ..........         51,489
                                             --------------
                                                 38,448,975
                                             --------------
               CONSUMER SERVICES -- 1.9%
     230,000   IAC/InterActiveCorp+ ........      6,614,800
     550,000   Liberty Media Holding Corp.
                 - Interactive, Cl. A+ .....     11,209,000
     810,000   Rollins Inc. ................     17,099,100
                                             --------------
                                                 34,922,900
                                             --------------
               METALS AND MINING -- 1.7%
      10,000   Alcoa Inc. ..................        280,400
      33,000   Anglo American plc ..........      1,379,711
      89,148   Barrick Gold Corp. ..........      2,738,626
      72,500   Harmony Gold Mining Co. Ltd.+        936,322
      35,000   Harmony Gold Mining Co. Ltd.,
                 ADR+ ......................        452,550
     200,000   Inco Ltd. ...................     15,246,701
      75,000   Ivanhoe Mines Ltd.+ .........        469,500
     105,000   Newmont Mining Corp. ........      4,488,750
     110,000   Novelis Inc. ................      2,814,900
      50,000   Xstrata plc .................      2,066,132
                                             --------------
                                                 30,873,592
                                             --------------

                 THE GABELLI EQUITY TRUST INC.
              SCHEDULE OF INVESTMENTS (CONTINUED)
                SEPTEMBER 30, 2006 (UNAUDITED)

                                                  MARKET
      SHARES                                      VALUE*
      ------                                      ------

               COMMON STOCKS (CONTINUED)
               COMMUNICATIONS EQUIPMENT -- 1.6%
      48,000   Agere Systems Inc.+ ......... $      716,640
      10,000   Andrew Corp.+ ...............         92,300
     480,000   Corning Inc.+ ...............     11,716,800
     180,000   Lucent Technologies Inc.+ ...        421,200
     100,000   Motorola Inc. ...............      2,500,000
     150,000   Nortel Networks Corp.+ ......        345,000
     290,000   Thomas & Betts Corp.+ .......     13,835,900
                                             --------------
                                                 29,627,840
                                             --------------
               BROADCASTING -- 1.6%
     422,500   CBS Corp., Cl. A ............     11,922,950
       1,000   Clear Channel Communications
                 Inc. ......................         28,850
       2,000   Cogeco Inc...................         42,049
      16,666   Corus Entertainment Inc.,
                 Cl. B .....................        635,477
     120,000   Gray Television Inc. ........        769,200
      27,000   Gray Television Inc., Cl. A..        186,570
     200,000   ION Media Networks Inc.+.....        162,000
     120,000   Liberty Media Holding Corp. -
                 Capital, Cl. A+ ...........     10,028,400
      85,000   Lin TV Corp., Cl. A+ ........        661,300
     120,000   Mediaset SpA ................      1,289,611
      30,000   Modern Times Group AB,
                 Cl. B+ ....................      1,551,551
     100,000   Television Broadcasts Ltd. ..        539,108
      10,000   Univision Communications
                 Inc., Cl. A+ ..............        343,400
     125,000   Young Broadcasting Inc.,
                 Cl. A+ ....................        287,500
                                             --------------
                                                 28,447,966
                                             --------------
               AEROSPACE -- 1.3%
     105,000   Boeing Co. ..................      8,279,250
      10,000   Lockheed Martin Corp.  ......        860,600
      95,000   Northrop Grumman Corp. ......      6,466,650
   1,000,000   Rolls-Royce Group plc+ ......      8,481,718
                                             --------------
                                                 24,088,218
                                             --------------
               AGRICULTURE -- 1.3%
     550,000   Archer-Daniels-Midland Co. ..     20,834,000
      50,000   Delta & Pine Land Co. .......      2,025,000
       8,000   Monsanto Co. ................        376,080
      10,000   The Mosaic Co.+ .............        169,000
                                               ------------
                                                 23,404,080
                                               ------------
               ELECTRONICS -- 1.2%
      10,000   Advanced Micro Devices Inc.+         248,500
       5,000   Hitachi Ltd., ADR............        291,350
      60,000   Intel Corp...................      1,234,200
       4,920   Keyence Corp.................      1,132,902
      20,000   Molex Inc., Cl. A............        658,200
       7,500   NEC Corp., ADR...............         40,875
      38,000   Royal Philips Electronics
                 NV, ADR ...................      1,330,380

                                                  MARKET
      SHARES                                      VALUE*
      ------                                      ------

     500,000   Symbol Technologies Inc...... $    7,430,000
     265,000   Texas Instruments Inc. ......      8,811,250
                                             --------------
                                                 21,177,657
                                             --------------
               MACHINERY -- 1.1%
      20,000   Caterpillar Inc. ............      1,316,000
     235,000   Deere & Co. .................     19,718,850
                                             --------------
                                                 21,034,850
                                             --------------
               ENVIRONMENTAL SERVICES -- 1.1%
      65,000   Republic Services Inc. ......      2,613,650
     470,000   Waste Management Inc. .......     17,239,600
                                             --------------
                                                 19,853,250
                                             --------------
               BUSINESS SERVICES -- 1.1%
       7,050   ACCO Brands Corp.+ ..........        156,933
      60,000   ANC Rental Corp.+ ...........              6
      40,000   Avis Budget Group Inc. ......        731,600
      22,500   Canon Inc. ..................      1,173,333
       1,000   CheckFree Corp.+ ............         41,320
      95,800   Clear Channel Outdoor Holdings
                 Inc., Cl. A+ ..............      1,954,320
     186,554   Contax Participacoes SA, ADR         160,698
     200,000   Group 4 Securicor plc .......        632,852
      94,000   Landauer Inc. ...............      4,770,500
     119,000   MasterCard Inc., Cl. A ......      8,371,650
      72,500   Nashua Corp.+ ...............        506,775
      25,000   Secom Co. Ltd ...............      1,238,095
                                             --------------
                                                 19,738,082
                                             --------------
               WIRELESS COMMUNICATIONS -- 1.0%
     190,000   America Movil SA de CV,
                 Cl. L, ADR ................      7,480,300
       1,500   NTT DoCoMo Inc. .............      2,311,111
       3,340   Tele Norte Celular
                 Participacoes SA, ADR .....         29,392
       8,350   Telemig Celular Participacoes
                 SA, ADR ...................        308,115
      32,165   Tim Participacoes SA, ADR. ..        895,795
     100,000   United States Cellular Corp.+      5,970,000
         270   Vivo Participacoes SA+ ......          1,465
     174,122   Vivo Participacoes SA, ADR ..        543,261
       5,845   Vivo Participacoes SA, Pfd.+          18,011
      70,000   Vodafone Group plc, ADR .....      1,600,200
                                             --------------
                                                 19,157,650
                                             --------------
               REAL ESTATE -- 0.9%
      70,000   Cheung Kong (Holdings) Ltd.          751,606
      98,000   Florida East Coast Industries
                 Inc. ......................      5,593,840
      55,000   Griffin Land & Nurseries
                 Inc.+ .....................      1,664,850
      20,000   Realogy Corp.+ ..............        453,600
     154,000   The St. Joe Co. .............      8,449,980
                                             --------------
                                                 16,913,876
                                             --------------

                 THE GABELLI EQUITY TRUST INC.
              SCHEDULE OF INVESTMENTS (CONTINUED)
                SEPTEMBER 30, 2006 (UNAUDITED)

                                                  MARKET
      SHARES                                      VALUE*
      ------                                      ------

               COMMON STOCKS (CONTINUED)
               AUTOMOTIVE -- 0.8%
      35,000   General Motors Corp. ........ $    1,164,100
     360,000   Navistar International Corp.+      9,295,200
      64,500   PACCAR Inc. .................      3,677,790
                                             --------------
                                                 14,137,090
                                             --------------
               RETAIL -- 0.8%
     169,252   AutoNation Inc.+ ............      3,537,367
       4,000   AutoZone Inc.+ ..............        413,200
      35,000   Coldwater Creek Inc.+ .......      1,006,600
      40,000   Costco Wholesale Corp. ......      1,987,200
      17,500   Hennes & Mauritz AB, Cl. B ..        731,938
      50,000   Matsumotokiyoshi Co. Ltd. ...      1,202,116
      30,000   Next plc ....................      1,064,989
      39,800   Seven & I Holdings Co. Ltd...      1,280,339
      50,960   SUPERVALU Inc. ..............      1,510,964
      10,000   The Home Depot Inc. .........        362,700
      63,000   Woolworths Ltd. .............        951,287
                                             --------------
                                                 14,048,700
                                             --------------
               COMPUTER SOFTWARE AND SERVICES -- 0.5%
         146   CA Inc. .....................          3,459
      10,000   Check Point Software
                 Technologies Ltd.+ ........        190,500
         830   NIWS Co. HQ Ltd. ............        599,356
      24,100   Square Enix Co. Ltd. ........        584,521
      25,256   Telecom Italia Media SpA ....         11,641
     120,000   The Reynolds & Reynolds Co.,
                 Cl. A .....................      4,741,200
     140,000   Yahoo! Inc.+.................      3,539,200
                                             --------------
                                                  9,669,877
                                             --------------
     SHARES/
      UNITS
     ------
               CLOSED-END FUNDS -- 0.4%
      17,762   Bell Aliant Regional
                 Communications Income Fund         555,385
      31,500   Royce Value Trust Inc........        643,860
     107,785   The Central Europe and Russia
                 Fund Inc. .................      4,995,835
      70,000   The New Germany Fund Inc. ...        890,400
                                             --------------
                                                  7,085,480
                                             --------------
     SHARES
     ------
               TRANSPORTATION -- 0.4%
     100,000   AMR Corp.+ ..................      2,314,000
     110,000   GATX Corp. ..................      4,550,700
      15,000   Grupo TMM SA, Cl. A, ADR+ ...         43,500
                                             --------------
                                                  6,908,200
                                             --------------
               PAPER AND FOREST PRODUCTS -- 0.2%
     115,000   Pactiv Corp.+ ...............      3,268,300
      10,000   Svenska Cellulosa AB,
                 Cl. B .....................        458,506
                                             --------------
                                                  3,726,806
                                             --------------

                                                  MARKET
      SHARES                                      VALUE*
      ------                                      ------

               MANUFACTURED HOUSING AND
                 RECREATIONAL VEHICLES -- 0.1%
      70,000   Champion Enterprises Inc.+ .. $      483,000
      35,000   Fleetwood Enterprises Inc.+..        235,550
      31,000   Huttig Building Products Inc.+       171,430
       7,000   Martin Marietta Materials Inc.       592,340
      10,000   Nobility Homes Inc. .........        268,100
      22,000   Skyline Corp. ...............        840,620
       4,600   Southern Energy Homes Inc.+..         38,732
                                             --------------
                                                  2,629,772
                                             --------------
               REAL ESTATE INVESTMENT TRUSTS -- 0.1%
       5,000   Camden Property Trust. ......        380,050
       1,500   Equity Residential ..........         75,870
      15,000   Host Hotels & Resorts Inc. ..        343,950
       2,187   Prosperity REIT+ ............            553
      24,984   Rayonier Inc. ...............        944,395
                                             --------------
                                                  1,744,818
                                             --------------
               TOTAL COMMON STOCKS .........  1,675,627,088
                                             --------------

               CONVERTIBLE PREFERRED STOCKS -- 0.2%
               AEROSPACE -- 0.1%
      13,500   Northrop Grumman Corp.,
                 7.000% Cv. Pfd., Ser. B ...      1,795,500
                                             --------------
               TELECOMMUNICATIONS -- 0.1%
      26,000   Cincinnati Bell Inc.,
                 6.750% Cv. Pfd., Ser. B ...      1,144,000
                                             --------------
               BROADCASTING -- 0.0%
          90   Gray Television Inc.,
                 8.000% Cv. Pfd.,
                 Ser. C (a)(b)(c) ..........        900,000
                                             --------------
               TOTAL CONVERTIBLE
                 PREFERRED STOCKS ..........      3,839,500
                                             --------------
   PRINCIPAL
    AMOUNT
   --------

               CONVERTIBLE CORPORATE BONDS -- 0.1%
               AUTOMOTIVE: PARTS AND ACCESSORIES -- 0.1%
 $ 1,000,000   Standard Motor Products Inc.,
                Sub. Deb. Cv.,
                6.750%, 07/15/09 ...........        950,000
     500,000   The Pep Boys -
                 Manny, Moe & Jack,
                 Cv.,4.250%, 06/01/07 ......        499,375
                                             --------------
                                                  1,449,375
                                             --------------
               AEROSPACE -- 0.0%
     669,000   Kaman Corp., Sub. Deb. Cv.,
                 6.000%, 03/15/12 ..........        652,275
                                             --------------
               TOTAL CONVERTIBLE
                 CORPORATE BONDS ...........      2,101,650
                                             --------------

                 THE GABELLI EQUITY TRUST INC.
              SCHEDULE OF INVESTMENTS (CONTINUED)
                SEPTEMBER 30, 2006 (UNAUDITED)

                                                  MARKET
      SHARES                                      VALUE*
      ------                                      ------

               WARRANTS -- 0.0%
               ENERGY AND UTILITIES -- 0.0%
      12,183   Mirant Corp.,
                 Ser. A, expire 01/03/11+ .. $      124,267
                                             --------------
   PRINCIPAL
    AMOUNT
   --------

               SHORT-TERM OBLIGATIONS -- 8.5%
               REPURCHASE AGREEMENTS -- 8.4%
$100,000,000   ABN Amro, 4.850%,
                 dated 09/29/2006,
                 due 10/02/06, proceeds at
                 maturity, $100,040,417 (d)     100,000,000
  54,685,000   Barclays Capital Inc., 4.950%,
                 dated 09/29/2006,
                 due 10/02/06 proceeds at
                 maturity, $54,707,558 (e)       54,685,000
                                             --------------
                                                154,685,000
                                             --------------
               U.S. TREASURY BILLS -- 0.1%
   1,000,000   U.S. Treasury Bill,
                 5.100%++, 03/08/07 ........        979,014
                                             --------------
               U.S. TREASURY NOTES -- 0.0%
     300,000   U.S. Treasury Notes,
                 3.500%, 11/15/06 ..........        300,141
                                             --------------
               TOTAL SHORT-TERM OBLIGATIONS     155,964,155
                                             --------------

   TOTAL INVESTMENTS -- 100.0%
     (Cost $1,441,910,341) ................. $1,837,656,660
                                             ==============

   --------------
            Aggregate book cost............. $1,441,910,341
                                             ==============
            Gross unrealized appreciation... $  469,257,015
            Gross unrealized depreciation...    (73,510,696)
                                             --------------
            Net unrealized appreciation
              (depreciation) ............... $  395,746,319
                                             ==============

   --------------
INTEREST RATE SWAP
                                    FLOATING
  NOTIONAL                       RATE RECEIVED+++    TERMINATION    UNREALIZED
   AMOUNT     FIXED RATE PAID  (RATE RESET MONTHLY)      DATE      APPRECIATION
   ------     ---------------  --------------------      ----      ------------
$130,000,000      4.494%            5.33000%         July 2, 2007    $906,399

(a) Security fair valued under procedures established by the Board of Directors. The procedures may include reviewing available financial information about the company and reviewing valuation of comparable securities and other factors on a regular basis. At September 30, 2006, the market value of fair valued securities amounted to $942,991 or 0.05% of total investments.
(b) Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2006,the market value of the Rule 144A security amounted to $900,000 or 0.05% of total investments.
(c) At September 30, 2006, the Fund held an investment in a restricted and illiquid security amounting to $900,000 or 0.05% of total investments, which was valued under methods approved by the Board as follows:

                                                                 09/30/06
ACQUISITION                      ACQUISITION   ACQUISITION    CARRYING VALUE
  SHARES   ISSUER                    DATE         COST           PER UNIT
  ------   -------                 -------      --------         --------
     90    Gray Television Inc.,
            8.000% Cv. Pfd.,
            Ser. C ............... 04/23/02     $900,000         $10,000.0000

(d) Collateralized by $88,495,000 U.S. Treasury Bond, 4.850%, due 02/15/26, market value $102,000,000.
(e) Collateralized by $41,915,000 U.S. Treasury Bond, 8.125%, due 08/15/19, market value $55,778,700.
+    Non-income producing security.
++   Represents annualized yield at date of purchase.
+++  Based on Libor (London Interbank Offered Rate).
ADR  American Depository Receipt
CVO  Contingent Value Obligation
SDR  Special Drawing Rights
* Portfolio securities are valued at the last quoted sale price or closing values. If these are unavailable, then the average of the closing bid and asked prices is used. If there is no asked price, the security is valued at the closing bid price on that day. Debt instruments are valued at the average of the closing bid and asked prices. If the security matures in 60 days or less and is not credit impaired, it is valued at amortized cost. All securities and assets for which market quotations are not readily available or any security that the Board determines does not reflect its fair market value are valued in good faith under procedures established by the Board.

                                       % OF
                                       MARKET           MARKET
                                       VALUE            VALUE
                                       ------           ------
       GEOGRAPHIC DIVERSIFICATION
       North America ................   79.9%     $1,468,548,969
       Europe .......................   15.5         284,506,071
       Latin America ................    3.1          57,200,614
       Japan ........................    1.0          19,175,806
       Asia/Pacific .................    0.4           6,409,045
       South Africa .................    0.1           1,816,155
                                       ------     --------------
       Total Investments ............  100.0%     $1,837,656,660
                                       ======     ==============

ITEM 2. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Gabelli Equity Trust Inc.
            --------------------------------------------------------------------

By (Signature and Title)*  /s/ Bruce N. Alpert
                         -------------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer


Date     11/03/06
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Bruce N. Alpert
                         -------------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer


Date     11/03/06
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ Agnes Mullady
                         -------------------------------------------------------
                           Agnes Mullady,
                           Principal Financial Officer & Treasurer


Date     11/03/06
    ----------------------------------------------------------------------------




* Print the name and title of each signing officer under his or her signature.